Related Parties - Schedule of Investment Management Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total net revenue	$ 41,885,000	$ 50,609,000	$ 76,696,000	$ 101,071,000	$ 191,221,000	$ 195,766,000	$ 173,165,000
GROZ | Management fees | Related Party
Related Party Transaction [Line Items]
Total net revenue	73,000	73,000	145,000	145,000	290,000	290,000	290,000
GDEV I | Management fees | Related Party
Related Party Transaction [Line Items]
Total net revenue	584,000	495,000	1,101,000	956,000	1,915,000	2,124,000	2,430,000
GDEV II | Management fees | Related Party
Related Party Transaction [Line Items]
Total net revenue	653,000	696,000	1,299,000	1,337,000	2,658,000	2,551,000	2,031,000
GREC II | Management fees | Related Party
Related Party Transaction [Line Items]
Total net revenue	943,000	1,148,000	1,895,000	2,312,000	4,400,000	5,871,000	3,855,000
GREC II | Administrative fees | Related Party
Related Party Transaction [Line Items]
Total net revenue	$ 857,000	$ 21,000	$ 959,000	$ 973,000	$ 2,392,000	$ 6,876,000	$ 3,478,000